American Century Municipal Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND

Supplement dated May 5, 2003 * Prospectus dated December 20, 2002
                               (Investor Class, A Class, B Class
                               and C Class)

The following replaces the Average Annual Total Returns table on page 4 of the
Investor Class and page 4 of the A/B/C Class prospectus:

   INVESTOR CLASS

                                                      1             Life of
   For the calendar year ended December 31, 2001      year          Fund(1)
   --------------------------------------------------------------------------
   High-Yield Municipal(2)
   Return Before Taxes                                6.50%         4.82%
   Return After Taxes on Distributions                6.49%         4.78%
   Return After Taxes on Distributions
     and Sale of Fund Shares                          6.17%         4.93%
   Lehman Brothers Long-Term Municipal Bond Index     4.79%         5.08%
     (reflects no deduction for fees, expenses or taxes)
   --------------------------------------------------------------------------

   (1)  The inception date for the fund is March 31, 1998.

   (2)  From March 31, 1998, to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

The following replaces the chart on page 11 of the A/B/C Class prospectus:

   Investment Category Fee Schedule    Complex Fee Schedule (A, B and C Class)

   Category Assets       Fee Rate      Complex Assets        Fee Rate
   ---------------       --------      --------------        --------
   First $1 billion      0.4100%       First $2.5 billion    0.3100%
   Next $1 billion       0.3580%       Next $7.5 billion     0.3000%
   Next $3 billion       0.3280%       Next $15 billion      0.2985%
   Next $5 billion       0.3080%       Next $25 billion      0.2970%
   Next $15 billion      0.2950%       Next $50 billion      0.2960%
   Next $25 billion      0.2930%       Next $100 billion     0.2950%
   Thereafter            0.2925%       Next $100 billion     0.2940%
                                       Next $200 billion     0.2930%
                                       Next $250 billion     0.2920%
                                       Next $500 billion     0.2910%
                                       Thereafter            0.2900%

SH-SPL-34616   0305